UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-03493

American Federation of Labor and
Congress of Industrial Organizations
Housing Investment Trust*
(Exact name of registrant as specified in charter)

2401 Pennsylvania Avenue, Suite 200, N.W., Washington, D.C.  20037
(Address of principal executive offices)  (Zip code)

Kenneth G. Lore, Esq.
Bingham McCutchen LLP
2020 K Street, N.W., Washington, D.C.  20006
(Name and address of agent for service)

(202) 331-8055
(Registrant’s telephone number, including area code)

Date of fiscal year end: December 31
Date of reporting period: September 30, 2011

*This filing relates solely to Series A—AFL-CIO Housing Investment Trust

Item 1. Schedule of Investments

Schedule of Portfolio Investments

September 30, 2011 (Dollars in thousands; unaudited)

FHA Permanent Securities (2.5% of net assets)

			Commitment
	Interest Rate	Maturity Date	Amount	Face Amount	Amortized Cost	Value

Single Family	7.75%	Jul-2021	$ -	$ 19	$ 19	$ 19
			-
Multifamily1	5.25%	Mar-2024	-	4,153	4,151	4,313
	5.35%	Mar-2047	-	7,757	7,767	8,241
	5.55%	Aug-2042	-	8,551	8,548	9,159
	5.60%	Jun-2038	-	2,696	2,694	2,770
	5.62%	Jun-2014	-	302	299	310
	5.65%	Oct-2038	-	2,081	2,131	2,168
	5.87%	Jun-2044	-	1,889	1,888	2,054
	5.89%	Apr-2038	-	5,051	5,063	5,483
	6.02%	Jun-2035	-	5,866	5,853	6,266
	6.40%	Jul-2046	-	3,981	3,979	4,368
	6.60%	Jan-2050	-	3,482	3,524	3,800
	6.66%	May-2040	-	5,492	5,477	5,494
	6.70%	Dec-2042	-	5,788	5,772	5,993
	6.75%	Apr-2040 - Jul-2040	-	5,185	5,152	5,664
	7.05%	Jul-2043	-	5,153	5,153	5,467
	7.13%	Mar-2040	-	7,558	7,512	8,286
	7.20%	Dec-2033 - Oct-2039	-	9,465	9,433	10,210
	7.50%	Sep-2032	-	1,506	1,500	1,700
	7.75%	Oct-2038	-	1,340	1,329	1,341
	7.93%	Apr-2042	-	2,808	2,808	3,196
	8.15%	Mar-2037	-	1,140	1,237	1,142
	8.27%	Jun-2042	-	2,463	2,463	2,546
	8.40%	Apr-2012	-	45	45	45
	8.75%	Aug-2036	-	3,546	3,530	3,554
			-	97,298	97,308	103,570
Forward Commitments1	5.80%	Mar-2052	2,100	-	(11)	141
Total FHA Permanent Securities			$ 2,100	$ 97,317	$ 97,316	$ 103,730

Schedule of Portfolio Investments

September 30, 2011 (Dollars in thousands; unaudited)

FHA Construction Securities (0.3% of net assets)

	Interest Rates2			Commitment
	Permanent	Construction	Maturity Date	Amount	Face Amount	Amortized Cost	Value

Multifamily1	6.20%	6.20%	Aug-2051	$ 11,900	$ 11,900	$ 11,895	$ 12,890
Total FHA Construction Securities				$ 11,900	$ 11,900	$ 11,895	$ 12,890

Schedule of Portfolio Investments

September 30, 2011 (Dollars in thousands; unaudited)

Ginnie Mae Securities (21.5% of net assets)

	Interest Rate	Maturity Date		Face Amount	Amortized Cost	Value

Single Family	4.00%	Feb-2040 - Jun-2040		$ 19,247	$ 19,573	$ 20,615
	4.50%	Aug-2040		14,087	14,510	15,325
	5.50%	Jan-2033 - Jun-2037		15,240	15,157	16,912
	6.00%	Jan-2032 - Aug-2037		8,327	8,328	9,301
	6.50%	Jul-2028		118	118	132
	7.00%	Nov-2016 - Jan-2030		3,263	3,294	3,700
	7.50%	Apr-2013 - Aug-2030		2,286	2,318	2,576
	8.00%	Jun-2023 - Nov-2030		1,244	1,273	1,442
	8.50%	Jun-2022 - Aug-2027		1,191	1,209	1,372
	9.00%	May-2016 - Jun-2025		343	348	393
	9.50%	Sep-2021 - Sep-2030		132	135	153
	10.00%	Jun-2019		1	1	1
	13.25%	Dec-2014		1	1	1
				65,480	66,265	71,923

Multifamily1	2.11%	Apr-2033		24,832	25,075	25,073
	2.18%	May-2039		25,000	25,301	25,211
	2.34%	Aug-2034		24,671	24,893	25,182
	2.41%	May-2030		13,451	13,583	13,708
	3.12%	Apr-2038		4,842	5,021	5,015
	3.17%	Oct-2043		39,664	40,310	41,509
	3.30%	Jul-2046		9,313	9,405	9,685
	3.31%	Nov-2037		19,610	20,534	20,567
	3.49%	Mar-2042		10,000	10,050	10,405
	3.61%	Nov-2027		3,381	3,440	3,421
	3.67%	Oct-2043		25,000	25,259	26,479
	4.00%	Feb-2039		833	792	850
	4.15%	Apr-2046		8,458	8,624	9,105
	4.22%	Nov-2035		24,123	24,768	25,592
	4.26%	Jul-2029		1,896	1,891	1,947
	4.42%	Feb-2031		36,965	37,240	39,689
	4.43%	Apr-2034		4,460	4,404	4,511
	4.43%	Jun-2034		72,189	70,873	76,059
	4.62%	Sep-2034		9,000	9,284	9,959
	4.63%	Sep-2037	3	1,500	1,457	1,400
	4.66%	Apr-2029 - Dec-2030		12,560	12,954	12,958
	4.67%	Aug-2032		5,687	5,667	5,856
	4.70%	Dec-2024		4,213	4,145	4,281
	4.71%	May-2025		1,455	1,452	1,456
	4.73%	Nov-2045		3,000	3,057	3,304
	4.76%	Apr-2045		7,950	8,291	8,355
	4.82%	Oct-2029		4,100	4,318	4,231
	4.83%	May-2046	3	5,355	5,355	5,151
	4.88%	Mar-2036		575	567	576
	4.90%	Mar-2044	3	1,000	990	951
	4.92%	May-2034		45,000	44,843	47,826
	4.94%	Jun-2046	3	3,835	3,839	3,860
	4.97%	Feb-2037		10,000	10,151	11,024
	4.99%	Mar-2030		9,750	10,539	10,820
	5.00%	Dec-2033		4,855	4,888	4,861
	5.01%	Mar-2038		25,000	26,081	27,919
	5.05%	Apr-2049	3	2,910	2,916	2,856
	5.17%	Sep-2045		40,007	42,740	43,159
	5.19%	May-2045		8,865	8,652	9,685
	5.30%	Apr-2039		13,684	13,482	14,391
	5.32%	Aug-2030		8,169	8,139	8,369

Schedule of Portfolio Investments

September 30, 2011 (Dollars in thousands; unaudited)

Ginnie Mae Securities (21.5% of net assets)

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
	5.34%	Jul-2040		18,000	17,689	20,987
	5.50%	Sep-2023 - Jul-2033		10,154	10,552	10,516
	5.55%	May-2049	3	10,555	10,559	10,106
	5.58%	May-2031		80,582	81,118	88,631
	5.58%	Oct-2031		14,000	13,747	15,335
	5.68%	Jul-2027		6,814	6,794	7,029
	6.22%	Aug-2035		13,823	13,824	15,542
	6.26%	Apr-2027		6,864	7,214	7,152
				737,950	746,767	782,554

Forward Commitments1	3.22%	Oct-2051		13,429	13,429	13,366
	3.45%	Nov-2041		7,295	7,468	7,361
	3.52%	Dec-2046		17,600	17,776	18,452
	3.90%	Dec-2039		3,600	3,642	3,861
				41,924	42,315	43,040
Total Ginnie Mae Securities				$ 845,354	$ 855,347	$ 897,517

Schedule of Portfolio Investments

September 30, 2011 (Dollars in thousands; unaudited)

Ginnie Mae Construction Securities (8.1% of net assets)

	Interest Rates2				Commitment
	Permanent	Construction	Maturity Date		Amount	Face Amount	Amortized Cost	Value

Multifamily1	3.40%	3.40%	Apr-2017		$ 2,250	$ 2,250	$ 2,249	$ 2,326
	4.15%	4.15%	Apr-2053		70,000	9,032	10,456	10,460
	4.49%	8.25%	Jun-2052		44,954	27,710	27,273	31,428
	4.75%	4.75%	Mar-2052	3	32,463	18,349	18,367	20,746
	4.75%	6.50%	Oct-2051		63,132	60,271	60,277	65,795
	4.80%	4.80%	Feb-2052		11,940	9,312	9,690	10,342
	4.86%	4.86%	Jan-2053		42,358	8,233	8,557	11,133
	4.87%	4.87%	Apr-2042		100,000	58,888	59,768	66,720
	4.98%	4.98%	Feb-2052		4,700	2,997	3,142	3,427
	5.00%	5.00%	Nov-2051		13,543	11,301	11,573	12,586
	5.10%	7.00%	Dec-2050	3	15,862	10,292	10,130	11,606
	5.21%	4.95%	Mar-2053	3	49,950	37,507	37,539	41,353
	5.25%	5.25%	Apr-2037		19,750	19,750	19,742	20,968
	5.39%	5.39%	Feb-2052		26,094	20,676	21,204	23,242
	6.15%	6.15%	Nov-2039		5,508	5,150	5,163	5,897
Total Ginnie Mae Construction Securities					$ 502,504	$ 301,718	$ 305,130	$ 338,029

Schedule of Portfolio Investments

September 30, 2011 (Dollars in thousands; unaudited)

Fannie Mae Securities (44.6% of net assets)

	Interest Rate		Maturity Date	Face Amount	Amortized Cost	Value
Single Family	0.49%	4	Mar-2037	$ 2,920	$ 2,878	$ 2,908
	0.64%	4	Apr-2037	4,808	4,783	4,786
	0.74%	4	Dec-2040	62,206	61,633	62,046
	1.98%	4	Aug-2033	344	343	355
	2.04%	4	Nov-2033	5,874	5,878	6,090
	2.30%	4	May-2033 - Sep-2035	2,810	2,812	2,933
	2.33%	4	Jul-2033	1,157	1,149	1,209
	2.34%	4	Aug-2033	2,089	2,085	2,198
	2.37%	4	Apr-2034	2,926	3,033	3,086
	2.38%	4	Nov-2034	3,635	3,769	3,837
	2.40%	4	Aug-2033	4,656	4,646	4,895
	2.41%	4	Jul-2033	4,658	4,682	4,870
	4.00%		Jul-2024 - Jul-2041	167,727	170,438	176,206
	4.50%		Jun-2018 - Sep-2040	107,609	110,140	114,593
	5.00%		Jul-2018 - Apr-2041	123,551	127,762	132,972
	5.50%		Jul-2017 - Jun-2038	85,993	86,740	93,611
	6.00%		Apr-2016 - Nov-2038	66,663	67,442	73,368
	6.50%		Nov-2016 - Jul-2036	7,843	8,081	8,687
	7.00%		Nov-2013 - May-2032	3,194	3,208	3,602
	7.50%		Nov-2016 - Sep-2031	1,232	1,212	1,395
	8.00%		Jun-2012 - May-2031	253	254	279
	8.50%		Jan-2012 - Apr-2031	327	327	361
	9.00%		Jan-2024 - May-2025	133	134	153
				662,608	673,429	704,440

Multifamily1	3.57%	4	Apr-2020	9,203	9,210	9,180
	3.66%		Aug-2021	133,347	133,995	139,939
	3.82%		Jul-2016	21,331	21,376	22,904
	4.00%		Sep-2021	16,450	16,532	17,467
	4.04%	4	Jun-2020	3,814	3,822	3,803
	4.06%		Oct-2025	26,582	26,896	27,894
	4.15%		Jun-2021	9,580	9,669	10,273
	4.22%		Jul-2018	3,250	3,152	3,493
	4.25%		May-2021	4,483	4,503	4,840
	4.27%		Nov-2019	6,350	6,388	6,887
	4.32%		Nov-2019	3,141	3,176	3,418
	4.33%		Nov-2019 - Mar-2021	26,357	26,485	29,116
	4.38%		Apr-2020	10,791	10,956	11,705
	4.44%		May-2020	6,387	6,454	6,924
	4.48%		Oct-2031	1,205	1,205	1,213
	4.49%		Jun-2021	1,028	1,059	1,118
	4.50%		Feb-2020	4,453	4,497	4,853
	4.52%		Nov-2019 - May-2021	7,546	7,725	8,225
	4.55%		Nov-2019	2,984	3,021	3,263
	4.56%		Jul-2019 - May-2021	8,850	8,899	9,683
	4.64%		Aug-2019	18,983	19,348	20,803
	4.66%		Jul-2021 - Sep-2033	7,933	7,993	8,354
	4.67%		Aug-2033	9,600	9,578	10,054
	4.68%		Jul-2019	13,827	13,921	15,185
	4.69%		Jan-2020	14,008	14,041	15,379
	4.71%		Mar-2021	6,165	6,376	6,734
	4.73%		Feb-2021	1,611	1,661	1,763
	4.80%		Jun-2019	2,264	2,287	2,503
	4.86%		May-2019	1,514	1,535	1,672
	4.89%		Nov-2019 - May-2021	2,833	2,985	3,123
	4.93%		Nov-2013	45,149	44,968	47,631
	4.94%		Apr-2019	3,500	3,557	3,885
	5.00%		Jun-2019	1,970	2,004	2,185
	5.02%		Jun-2019	856	858	950
	5.04%		Jun-2019	1,947	2,000	2,164
	5.05%		Jun-2019 - Jul-2019	3,309	3,395	3,679
	5.08%		Apr-2021	40,000	40,004	43,598
	5.09%		Jun-2018	6,604	6,800	7,389
	5.11%		Jul-2019	911	916	1,016
	5.12%		Jul-2019	9,060	9,148	10,112
	5.13%		Jul-2019	925	931	1,030
	5.15%		Oct-2022	3,820	3,825	4,184
	5.16%		Jan-2018	5,396	5,327	5,952
	5.25%		Jan-2020	7,072	7,075	7,887
	5.29%		May-2022	5,400	5,400	5,996
	5.34%		Apr-2016	6,267	6,241	6,952
	5.35%		Apr-2012 - Jun-2018	2,197	2,203	2,407
	5.36%		Feb-2016	5,000	5,005	5,142
	5.37%		Jun-2017	1,431	1,515	1,595

Schedule of Portfolio Investments

September 30, 2011 (Dollars in thousands; unaudited)

Fannie Mae Securities (44.6% of net assets)

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
	5.43%	Nov-2018	1,291	1,285	1,294
	5.44%	Mar-2016	3,697	3,705	4,135
	5.45%	May-2033	3,004	3,026	3,319
	5.46%	Feb-2017	46,679	46,826	52,569
	5.47%	Aug-2024	8,586	8,709	9,490
	5.52%	Mar-2018	603	634	678
	5.53%	Apr-2017	64,162	63,949	72,536
	5.59%	May-2017	7,087	7,073	7,990
	5.60%	Feb-2018 - Jan-2024	11,827	11,795	13,153
	5.63%	Dec-2019	10,795	10,860	12,044
	5.69%	Jun-2041	5,001	5,181	5,505
	5.70%	Jun-2016	1,397	1,408	1,576
	5.75%	Jun-2041	2,423	2,522	2,664
	5.80%	Jun-2018	70,457	70,089	80,153
	5.86%	Dec-2016	252	253	280
	5.91%	Mar-2037	2,069	2,125	2,307
	5.92%	Dec-2016	239	239	264
	5.93%	Apr-2012	1,224	1,267	1,227
	5.96%	Jan-2029	437	442	491
	6.03%	Jun-2017 - Jun-2036	5,550	5,648	6,251
	6.06%	Jul-2034	9,945	10,266	11,160
	6.11%	Aug-2017	6,793	6,807	7,798
	6.13%	Dec-2016	3,487	3,506	3,996
	6.14%	Sep-2033	304	323	344
	6.15%	Jul-2019 - Oct-2032	41,148	41,192	46,906
	6.16%	Aug-2013	824	834	827
	6.19%	Jul-2013	5,000	5,105	5,096
	6.22%	Aug-2032	1,772	1,815	2,003
	6.23%	Sep-2034	1,450	1,519	1,644
	6.27%	Jan-2012	1,981	1,948	1,987
	6.28%	Nov-2028	3,091	3,281	3,502
	6.35%	Jun-2020 - Aug-2032	13,356	13,530	14,834
	6.38%	Jul-2021	5,630	5,726	6,418
	6.39%	Apr-2019	960	987	1,096
	6.44%	Apr-2014	5,734	5,815	6,321
	6.44%	Dec-2018	37,960	37,959	43,838
	6.52%	May-2029	5,485	5,961	6,274
	6.63%	Jun-2014 - Apr-2019	3,714	3,714	4,125
	6.80%	Jul-2016	544	544	610
	6.85%	Aug-2014	42,574	42,575	47,448
	6.88%	Feb-2028	4,498	4,892	4,748
	7.00%	Jun-2018	2,903	2,903	3,183
	7.01%	Apr-2031	3,269	3,284	3,739
	7.07%	Feb-2031	16,460	16,682	18,811
	7.18%	Aug-2016	345	345	389
	7.20%	Aug-2029	8,206	8,002	9,065
	7.25%	Jul-2012	6,812	6,811	6,874
	7.26%	Dec-2018	9,664	10,150	11,008
	7.50%	Dec-2014	896	890	982
	7.75%	Dec-2012 - Dec-2024	1,981	1,980	2,221
	8.13%	Sep-2012	435	435	441
	8.38%	Jan-2022	785	781	787
	8.40%	Jul-2023	446	438	490
	8.50%	Nov-2019	3,200	3,286	3,836
	8.63%	Sep-2028	6,264	6,264	6,964
			1,041,380	1,047,503	1,143,213

Forward Commitments1	3.54%	Oct-2021	7,782	7,918	8,077
	4.03%	Oct-2021	7,500	7,545	7,997
	4.69%	Jul-2035	750	785	801
			16,032	16,248	16,875
Total Fannie Mae Securities			$ 1,720,020	$ 1,737,180	$ 1,864,528

Schedule of Portfolio Investments

September 30, 2011 (Dollars in thousands; unaudited)

Freddie Mac Securities (11.5% of net assets)

				Commitment
	Interest Rate		Maturity Date	Amount	Face Amount	Amortized Cost	Value

Single Family	0.53%	4	Feb-2036	$ -	$ 8,072	$ 8,072	$ 8,101
	0.58%	4	Apr-2036	-	5,319	5,311	5,307
	0.73%	4	Nov-2040	-	42,316	42,016	42,210
	2.14%	4	Apr-2035	-	97	97	102
	2.46%	4	Oct-2033	-	2,784	2,752	2,909
	2.47%	4	Jun-2033	-	1,232	1,228	1,288
	2.52%	4	Jul-2035	-	703	701	748
	4.00%		Nov-2013 - Apr-2039	-	77,276	78,904	81,072
	4.50%		Aug-2018 - Sep-2040	-	38,425	38,556	40,891
	5.00%		Jan-2019 - Mar-2041	-	54,976	54,901	59,061
	5.50%		Oct-2017 - Jul-2038	-	67,522	66,744	73,199
	6.00%		Mar-2014 - Feb-2038	-	37,752	38,375	41,568
	6.50%		Oct-2013 - Nov-2037	-	14,126	14,642	15,603
	7.00%		Dec-2011 - Mar-2030	-	310	293	338
	7.50%		Sep-2012 - Apr-2031	-	320	308	365
	8.00%		Jul-2012 - Feb-2030	-	102	99	113
	8.50%		Jun-2015 - Jan-2025	-	217	218	249
	9.00%		Mar-2025		108	108	125
				-	351,657	353,325	373,249

Multifamily1	5.38%		Dec-2028	-	20,000	20,004	21,085
	5.42%		Apr-2016	-	10,000	9,947	11,031
	5.65%		Apr-2016	-	7,105	7,072	7,680
				-	37,105	37,023	39,796

TBA5	3.50%		Oct-2041	-	20,000	20,200	20,531
	4.00%		Oct-2041-Nov-2041	-	45,000	46,768	47,033
				-	65,000	66,968	67,564

Forward Commitments1	2.95%		Aug-2017	2,585	-	(84)	21
Total Freddie Mac Securities				$ 2,585	$ 453,762	$ 457,232	$ 480,630

Schedule of Portfolio Investments

September 30, 2011 (Dollars in thousands; unaudited)

Commercial Mortgage-Backed Securities1 (0.5% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Deutsche Bank	5.00%	Nov-2046	$ 18,990	$ 19,550	$ 20,058
Mizuho	6.58%	Mar-2034	1,065	1,090	993
Total Commercial Mortgage Backed Securities			$ 20,055	$ 20,640	$ 21,051

Schedule of Portfolio Investments

September 30, 2011 (Dollars in thousands; unaudited)

State Housing Finance Agency Securities (4.8% of net assets)

		Interest Rates2				Commitment
	Issuer	Permanent	Construction	Maturity Date		Amount	Face Amount	Amortized Cost	Value

Multifamily1	NYC Housing Development Corp	-	2.00%	Sep-2013		$ -	$ 7,500	$ 7,500	$ 7,514
	NYC Housing Development Corp	-	3.45%	May-2013		-	9,500	9,516	9,504
	NYC Housing Development Corp	4.25%	-	Nov-2025		-	1,150	1,150	1,175
	NYC Housing Development Corp	4.40%	-	Nov-2024		-	4,120	4,120	4,178
	MA Housing Finance Agency	-	4.45%	Dec-2011	6	-	30,610	30,611	30,615
	NYC Housing Development Corp	4.50%	-	Nov-2030		-	1,680	1,682	1,710
	NYC Housing Development Corp	4.60%	-	Nov-2030		-	4,665	4,665	4,744
	NYC Housing Development Corp	4.70%	-	Nov-2035		-	1,685	1,685	1,692
	NYC Housing Development Corp	4.80%	-	Nov-2040		-	2,860	2,862	2,893
	NYC Housing Development Corp	4.90%	-	Nov-2034 - Nov-2041		-	8,800	8,800	8,916
	NYC Housing Development Corp	4.95%	-	Nov-2039 - May-2047		-	13,680	13,682	13,755
	NYC Housing Development Corp	5.55%	-	Nov-2039		-	5,000	4,979	5,159
	NYC Housing Development Corp	5.69%	-	Nov-2018		-	6,275	6,279	6,952
	MA Housing Finance Agency	5.70%	-	Jun-2040		-	14,540	14,543	14,675
	MA Housing Finance Agency	5.92%	-	Dec-2037		-	6,425	6,429	6,863
	NYC Housing Development Corp	6.42%	-	Nov-2039		-	22,000	22,000	23,371
	MA Housing Finance Agency	6.50%	-	Dec-2039		-	745	749	783
	MA Housing Finance Agency	6.58%	-	Dec-2039		-	11,385	11,386	11,886
	MA Housing Finance Agency	6.70%		Jun-2040		-	11,855	11,855	12,194
						-	164,475	164,493	168,579

Forward Commitments1	MA Housing Finance Agency	-	3.85%	Dec-2012	6	13,500	13,085	13,083	13,080
	MA Housing Finance Agency	-	4.15%	Dec-2013	6	26,700	19,520	19,517	19,502
	MA Housing Finance Agency	-	4.30%	Jun-2015		34,700	50	(38)	257
	MA Housing Finance Agency	-	4.37%	Jun-2014		23,500	-	(59)	135
						98,400	32,655	32,503	32,974
Total State Housing Finance Agency Securities						$ 98,400	$ 197,130	$ 196,996	$ 201,553

Schedule of Portfolio Investments

September 30, 2011 (Dollars in thousands; unaudited)

Other Mutifamily Investments (0.4% of net assets)

Interest Rates2			Commitment
Permanent	Construction	Maturity Date	Amount	Face Amount	Amortized Cost	Value

Multifamily Construction/Permanent Mortgages1
8.63%	-	Jun-2025	1,469	1,107	1,102	1,102
			1,469	1,107	1,102	1,102

Privately Insured Construction/Permanent Mortgages1,7
5.40%	5.40%	Mar-2047	9,000	8,676	8,685	7,736
5.73%	5.73%	Aug-2047	5,575	5,409	5,410	4,877
6.20%	-	Dec-2047	3,325	3,245	3,262	3,001
6.40%	6.40%	Nov-2048	993	976	991	899
			18,893	18,306	18,348	16,513
Total Other Multifamily Investments			$ 20,362	$ 19,413	$ 19,450	$ 17,615

Schedule of Portfolio Investments

September 30, 2011 (Dollars in thousands; unaudited)

United States Treasury Securities (7.0% of net assets)

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

2.13%	Aug-2021	$ 35,000	$ 34,505	$ 35,621
2.63%	Nov-2020	15,000	14,607	16,043
3.13%	May-2021	105,000	107,795	116,558
3.50%	May-2020	10,000	10,438	11,454
3.63%	Feb-2021	45,000	46,233	51,992
3.75%	Aug-2041	35,000	41,112	40,756
4.38%	May-2041	15,000	16,518	19,374
Total United States Treasury Securities		$ 260,000	$ 271,208	$ 291,798

Total Fixed Income Investments		$ 3,926,669	$ 3,972,394	$ 4,229,341

Schedule of Portfolio Investments

September 30, 2011 (Dollars in thousands; unaudited)

Equity Investment in Wholly-Owned Subsidiary (0.0% of net assets)

			Amount of
	Number of	Face	Dividends
Issuer	Shares	Amount (Cost)	or Interest	Value

Building America CDE, Inc. 8	1,000	$ 1	$ -	$ (502)
Total Equity Investment	1,000	$ 1	$ -	$ (502)

		Face Amount	Amortized Cost	Value
Total Investments		$ 3,926,670	$ 3,972,395	$ 4,228,839

Schedule of Portfolio Investments

September 30, 2011 (Dollars in thousands; unaudited)

Footnotes

1	Valued by the HIT's management in accordance with the fair value procedures adopted by the HIT's Board of Trustees.

2	Construction interest rates are the rates charged to the borrower during the construction phase of the project.
The permanent interest rates are charged to the borrower during the amortization period of the loan, unless the U.S. Department of Housing and Urban Development requires that such rates be charged earlier.

3	Tax-exempt bonds collateralized by Ginnie Mae securities.

4	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

5	Represents to be announced (TBA) securities: the particular securities to be delivered are not identified at the trade date.
However, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. Until settlement, the HIT maintains cash reserves and liquid assets sufficient to settle its TBA commitments.

6	Securities exempt from registration under the Securities Act of 1933. The construction notes were privately placed directly by MassHousing with the HIT. The notes are for construction only and will mature on or prior to
December 1, 2013. The notes are general obligations of MassHousing and are secured by the full faith and credit of
MassHousing. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are considered liquid, under procedures established by and under the general supervision of the
HIT's Board of Trustees.

7	Loans insured by Ambac Assurance Corporation, which are additionally backed by a repurchase option from the mortgagee for the benefit of the HIT. The repurchase option can be exercised by the HIT in the event of a payment failure by Ambac
Assurance Corporation.

8	In July 2010 the HIT acquired the shares of Building America CDE, Inc. (BACDE), a wholly-owned subsidiary of the HIT formed to help generate potential investments, principally through New Markets Tax Credit transactions. The fair value, determined in good faith under consistently applied procedures adopted by the HIT's Board of Trustees, currently represents the net asset value of BACDE. These securities are considered illiquid.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS; unaudited
As of September 30, 2011

The accompanying notes are an integral part of this Schedule of Portfolio Investments.

Note 1. Summary of Significant Accounting Policies

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (HIT) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940, as amended (the Investment Company Act), as a no-load, open-end investment company. The HIT has obtained certain exemptions from the requirements of the Investment Company Act that are described in the HIT’s Prospectus and Statement of Additional Information.

In July 2010, the HIT acquired the shares of Building America CDE, Inc. (BACDE), a wholly-owned subsidiary of the HIT formed to generate potential investments, principally through New Markets Tax Credit transactions.

Participation in the HIT is limited to pension plans and eligible labor organizations, including health and welfare, annuity and other funds, that have beneficiaries who are represented by labor organizations.

The following is a summary of significant accounting policies followed by the HIT in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (GAAP) in the United States.

Investment Valuation
Net asset value per share (NAV) is calculated as of the close of business of the major bond markets in New York City on the last business day of the month.   A description of the valuation techniques applied to the HIT’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Portfolio securities for which market quotations are readily available (U.S. Treasury securities, government-sponsored enterprise debt securities, single family mortgage-backed securities, and state housing finance agency securities) are valued by using independent pricing services, published prices, market quotes and bids from dealers who make markets in such securities. For U.S. Treasury securities, pricing services generally base prices on actual transactions as well as dealer supplied prices.  For government-sponsored enterprise securities and single family mortgage-backed securities, pricing services generally base prices on discounted cash flow models and examine reference data such as issue name, issue size, ratings, maturity, call type, spread/benchmark yields and conditional prepayment rates, as well as, dealer supplied prices.  For state housing finance agency securities, pricing services generally base prices on trading spreads, new issue scales, verified bid information, and credit ratings.

Portfolio investments for which market quotations are not readily available (multifamily mortgage-backed securities, mortgage securities, forward commitments and construction mortgage securities and loans) are valued at their fair value determined in good faith under consistently applied procedures adopted by the Board of Trustees using dealer quotes and discounted cash flow models. The respective cash flow models utilize inputs from matrix pricing which considers market-based discount and prepayment rates, attributes of the collateral, and yield or price of bonds of comparable quality, coupon, maturity and type.  The market-based discount rate is composed of a risk-free yield (i.e., a U.S. Treasury note) adjusted for an appropriate risk premium. The risk premium reflects premiums in the marketplace over the yield on U.S. Treasury securities of comparable risk and average life to the security being valued as adjusted for other market considerations, such as: significant market or security specific events, changes in interest rates and credit quality. On investments for which the HIT finances the construction and permanent securities or participation interests, value is determined based upon the total amount, funded and/or unfunded, of the commitment. Commercial mortgage-backed securities and real estate mortgage investment conduits are valued by using a dealer quote and/or vendor price. The HIT has also retained an independent firm to determine the fair market value of securities for which market quotations are not readily available. In accordance with the procedures adopted by the HIT’s Board of Trustees, the monthly third-party valuation is reviewed by the HIT staff to determine whether valuation adjustments are appropriate based on any material impairments in value arising from specific facts and circumstances of the investment (e.g., prepayment speed). All such adjustments must be reviewed and reconciled with the independent valuation firm prior to incorporation in the NAV.

The shares of BACDE are valued at their fair value determined in good faith under consistently applied procedures adopted by the HIT’s Board of Trustees, which currently represents the net asset value of BACDE.

Short-term investments with remaining maturities of sixty days or less are valued at amortized cost, which approximates value. Cash and cash equivalents include overnight money market funds, which are also carried at cost.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The HIT classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the HIT’s determination of assumptions that market participants might reasonably use in valuing the securities.

The following table presents the HIT’s valuation levels as of September 30, 2011:

Investment Securities: ($ in thousands)	Level 1	Level 2	Level 3	Total
FHA Permanent Securities	$ -	$103,570	$19	$103,589
FHA Construction Securities	-	12,890	-	12,890
Ginnie Mae Securities	-	854,477	-	854,477
Ginnie Mae Construction Securities	-	338,029	-	338,029
Fannie Mae Securities	-	1,847,653	-	1,847,653
Freddie Mac Securities	-	480,609	-	480,609
Commercial Mortgage-Backed Securities	-	21,051	-	21,051
State Housing Finance Agency Securities	-	168,579	-	168,579
Other Multifamily Investments	-	17,615	-	17,615
United States Treasury Securities	-	291,798	-	291,798
Equity Investments	-	-	(502)	(502)
Short-Term Investments	-	-	-	-
Other Financial Instruments*	-	93,051	-	93,051
Total Investment	$-	$4,229,322	$(483)	$4,228,839

*Other financial instruments include forward commitments.

The following table reconciles the valuation of the HIT’s Level 3 investment securities and related transactions for the period ended September 31, 2011.

Investments in Securities ($ in thousands)
	FHA Permanent	Equity Investments	Total
Beginning balance, 12/31/2010	$20	$(351)	$(331)
Total Unrealized Gain (Loss)*	-	(151)	(151)
Amortization/Accretion	(1)	-	(1)
Ending balance, 9/30/2011	$19	$(502)	$(483)

*Net change in unrealized loss attributable to Level 3 securities still held as of  September 30, 2011, totaled $(151,000).

Level 3 investments in securities are not considered a significant portion of the HIT’s portfolio.

Federal Income Taxes
At September 30, 2011, the cost of investments for federal income tax purposes approximated book cost at amortized cost of  $3,972,395,000.  Net unrealized gains aggregated $256,444,000 at period-end, of which $261,187,000 related to appreciated investments and $4,743,000 related to depreciated investments.

Item 2.  Controls and Procedures.

(a)
The AFL-CIO Housing Investment Trust’s (“Trust”) Chief Executive Officer (the principal executive officer) and Chief Financial Officer (the principal financial officer) have concluded that the design and operation of the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) are generally effective to provide reasonable assurance that information required to be disclosed by the Trust in this report is recorded, processed, summarized and reported within the time periods specified in the Securities Exchange Commission’s rules and forms, based on their evaluation of the effectiveness of the design and operation of such controls and procedures within 90 days of the filing of this report.

(b)
There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Trust’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for the principal executive officer and the principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the AFL-CIO Housing Investment Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AFL-CIO HOUSING INVESTMENT TRUST

By: /s/ Stephen Coyle
Name: Stephen Coyle
Title: Chief Executive Officer

Date: November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the AFL-CIO Housing Investment Trust and in the capacities and on the dates indicated.

/s/ Stephen Coyle
Stephen Coyle
Chief Executive Officer
(Principal Executive Officer)
Date: November 28, 2011

/s/ Erica Khatchadourian
Erica Khatchadourian
Chief Financial Officer
(Principal Financial Officer)
Date: November 28, 2011